Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Financial assets
Interest-bearing deposits with banks	$ 68,829		$ 79,638
Trading
Trading securities	143,766		139,240
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	316,698		307,903
Loans	774,464		717,575
Derivatives
Derivatives	156,204		95,541
Deposits
Personal	382,881		362,488
Business and government	724,978		696,353
Bank	43,738		41,990
Other
Obligations related to securities sold short	39,464		37,841
Obligations related to assets sold under repurchase agreements and securities loaned	279,338		262,201
Derivatives
Total derivatives	151,541		91,439
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(2,783)		(314)
Financial assets	(2,783)		(314)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(2,783)		(314)
Financial liabilities	(2,783)		(314)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	64,856		68,747
Investment
Investment securities	2,111		2,031
Derivatives
Total gross derivatives, assets	3,979		3,175
Other assets	1,414		1,474
Financial assets	72,360		75,427
Other
Obligations related to securities sold short	17,067		18,345
Derivatives
Total gross derivatives, liabilities	7,019		3,699
Other liabilities	387		258
Financial liabilities	24,473		22,302
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	57,963		56,896
Trading
Trading securities	77,128		68,911
Investment
Investment securities	78,151		75,798
Assets purchased under reverse repurchase agreements and securities borrowed	271,184		265,011
Loans	11,650		11,501
Derivatives
Total gross derivatives, assets	154,457		92,251
Other assets	2,612		2,635
Financial assets	653,145		573,003
Deposits
Personal	18,419		18,498
Business and government	143,738		132,369
Bank	10,647		17,251
Other
Obligations related to securities sold short	22,397		19,496
Obligations related to assets sold under repurchase agreements and securities loaned	252,308		236,147
Derivatives
Total gross derivatives, liabilities	145,707		86,664
Other liabilities	(14)		560
Financial liabilities	593,202		510,985
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,782		1,582
Investment
Investment securities	519		506
Loans	782		1,077
Derivatives
Total gross derivatives, assets	551		429
Other assets	15
Financial assets	3,649		3,594
Deposits
Personal	157		151
Derivatives
Total gross derivatives, liabilities	1,598		1,390
Other liabilities	3		7
Financial liabilities	1,758		1,548
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	8,179		8,977
Investment
Investment securities	1,960		1,973
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	1,785		2,380
Investment
Investment securities	1,969		1,730
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	11,111		11,068
Investment
Investment securities	2,980		3,132
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	960		215
Investment
Investment securities	109		12
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	32,284		22,738
Investment
Investment securities	31,273		34,815
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	16		25
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	3,032		2,729
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	4,012		5,730
Investment
Investment securities	6,542		5,956
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	8		4
Investment
Investment securities	2,844		2,727
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	21		20
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,126		891
Investment
Investment securities	539		586
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2		2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	23,521		23,085
Investment
Investment securities	24,663		19,625
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	5		25
Investment
Investment securities	149		152
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	52,685		56,826
Investment
Investment securities	42		46
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	3,281		3,015
Investment
Investment securities	182		153
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,759		1,530
Investment
Investment securities	349		334
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,159		7,074
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	33,883		33,857
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	381		320
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	102,847		41,224
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	42		74
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	256		34
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	3,979		3,175
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	18,994		17,955
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	108		26
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,523)		(819)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	20		9
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	31,039		28,566
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1,044		955
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	99,539		40,484
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	18		27
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	102		120
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	7,019		3,699
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	15,544		17,456
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	544		419
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(517)		38
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(8)		(11)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	57,963		56,896
Trading
Trading securities	143,766		139,240
Investment
Investment securities	80,781		78,335
Assets purchased under reverse repurchase agreements and securities borrowed	271,184		265,011
Loans	12,432		12,578
Derivatives
Total gross derivatives, assets	158,987		95,855
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(2,783)		(314)
Derivatives	156,204		95,541
Other assets	4,041		4,109
Financial assets	726,371		651,710
Deposits
Personal	18,576		18,649
Business and government	143,738		132,369
Bank	10,647		17,251
Other
Obligations related to securities sold short	39,464		37,841
Obligations related to assets sold under repurchase agreements and securities loaned	252,308		236,147
Derivatives
Total gross derivatives, liabilities	154,324		91,753
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(2,783)		(314)
Total derivatives	151,541		91,439
Other liabilities	376		825
Financial liabilities	616,650		534,521
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(160)	$ (129)	(158)	$ (81)	$ (182)	$ (177)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	9,964		11,357
Investment
Investment securities	3,929		3,703
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,111		11,068
Investment
Investment securities	2,980		3,132
Recurring [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	33,260		22,978
Investment
Investment securities	31,382		34,827
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	7,044		8,459
Investment
Investment securities	6,542		5,956
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	8		4
Investment
Investment securities	2,865		2,747
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,128		893
Investment
Investment securities	539		586
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	23,526		23,110
Investment
Investment securities	24,812		19,777
Recurring [member] | Equity securities [member]
Trading
Trading securities	57,725		61,371
Investment
Investment securities	573		533
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,159		7,074
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	34,264		34,177
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	102,889		41,298
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	256		34
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	23,081		21,156
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,503)		(810)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	32,083		29,521
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	99,557		40,511
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	102		120
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	23,107		21,574
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (525)		$ 27